Financial Instruments - Financing receivables and net investment in financing lease (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	$ 4,153	$ 3,831
Net investment in financing lease	274,257	278,904
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	4,153	3,831
Net investment in financing lease	$ 274,257	$ 278,904